Fair Value (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value [Abstract]
Contractual principal balance	$ 6,914
Excess of estimated fair value over contractual principal balance	712
Liability related to securitized reverse residential mortgage loans	$ 7,626	$ 0